Vehicles and equipment on operating leases (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Vehicles and Equipment on Operating Lease	Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2019	2020
Vehicles	6,383,788	6,153,695
Equipment	14,499	17,148
Less - Deferred income and other	(259,124)	(241,610)

	6,139,163	5,929,233
Less - Accumulated depreciation	(1,428,779)	(1,374,172)
Less - Allowance for credit losses	(13,314)	(12,171)

Vehicles and equipment on operating leases, net	4,697,070	4,542,890

Future Minimum Rentals from Vehicles and Equipment on Operating Leases	Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2021	802,119
2022	531,098
2023	241,462
2024	59,415
2025	13,455
Thereafter	6,195

Total minimum future rentals	1,653,744